Document and Entity Information	Mar. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2025
Entity Registrant Name	IRIDEX CORPORATION
Entity Central Index Key	0001006045
Entity File Number	000-27598
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0210467
Entity Address, Address Line One	1212 Terra Bella Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	940-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IRIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false